Financial instruments and risk management - Foreign currency sensitivity (Details) - Denominated in Mexican pesos - Foreign currency - Fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments and risk management
Percentage of reasonably possible increase in exchange rate	5.00%	5.00%
Percentage of reasonably possible decrease in exchange rate	(5.00%)	(5.00%)
Effect on profit before tax from reasonably possible increase in exchange rate	$ (8,788)	$ (10,436)
Effect on profit before tax from reasonably possible decrease in exchange rate	$ 8,788	$ 10,436